222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005 CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES
JACOB C. TIEDT ATTORNEY AT LAW +1 (312) 609-7697 jtiedt@vedderprice.com

February 26, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attn: Ms. Ashley Vroman-Lee

Re:	Aston Funds

Post-Effective Amendment No. 172 under the Securities Act of 1933 and Amendment No. 174 under Investment Company Act of 1940

File Nos. 033-68666 and 811-08004

Dear Ms. Vroman-Lee:

On behalf of Aston Funds (the “Trust”), we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), Post-Effective Amendment No. 172 (Amendment No. 174 under the Investment Company Act) to the Trust’s Registration Statement on Form N-1A.

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a) under the Securities Act for purposes of updating the name of, the identities of the subadviser and portfolio managers of, and certain other matters relating to ASTON Small Cap Fund (formerly ASTON/TAMRO Small Cap Fund), a series of the Trust (the “Fund”); adding disclosure regarding a proposed reorganization of the Fund into another fund; updating the financial statements of the Fund; and making certain other non-material changes.

The Trust requests that this Amendment be declared effective on February 29, 2016 pursuant to Rule 485(a)(3) under the Securities Act.

U.S. Securities and Exchange Commission

February 26, 2016

If you have any questions or comments concerning this filing, please contact either Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7697.

Very truly yours, /s/ Jacob C. Tiedt Jacob C. Tiedt

JCT/na

Enclosure